Leases - Schedule of Finance and Operating Leases (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Liabilities
Finance lease liabilities – current	$ 46,219			$ 36,339	$ 45,032
Finance lease liabilities – non-current	57,066			44,867	80,476
Total	103,285			81,206	125,508
Less: Accumulated amortization	(157,299)			(123,673)	(135,482)
Right-of-use assets (finance lease), net	97,208			$ 76,427	$ 119,025
Finance lease expenses
Amortization	21,817	$ 17,153	$ 25,444
Interest of financing lease liabilities	$ 2,862	2,250	4,017
Weighted average remaining lease term (Years), Finance leases	2 years 5 months 23 days			2 years 5 months 23 days	2 years 10 months 28 days
Weighted average discount rate (%), Finance leases	5.18%			5.18%	5.21%
Liabilities
Operating lease liabilities – current	$ 132,053			$ 103,823	$ 170,776
Operating lease liabilities – non-current	38,968			30,638	96,921
Total	171,021			134,461	267,697
Less: Accumulated amortization	(541,892)			(426,049)	(445,607)
Right-of-use assets (operating lease), net	175,370			$ 137,881	$ 271,655
Operating lease expenses
Amortization	96,285	75,702	76,664
Interest of operating lease liabilities	$ 3,630	$ 2,854	$ 3,252
Weighted average remaining lease term (Years), Operating leases	1 year 2 months 23 days			1 year 2 months 23 days	1 year 6 months 21 days
Weighted average discount rate (%), Operating leases	3.11%			3.11%	3.42%
Motor Vehicles Under Hire Purchase [Member]
Liabilities
Right-of-use assets, net	$ 183,073			$ 143,937	$ 183,073
Leased Office Equipment [Member]
Liabilities
Right-of-use assets, net	71,434			56,163	71,434
Leasehold Buildings [Member]
Liabilities
Right-of-use assets, net	$ 717,262			$ 563,930	$ 717,262